Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income (loss)	$ (13,191)	$ (13,254)	$ 3,944
Adjustments to reconcile consolidated net income (loss) to net cash provided by operating activities:
Depreciation and amortization	1,509	3,801	328
Amortization of right-of-use asset	476
Gain on disposal of property, plant and equipment	(130)	(2,867)	(25)
Unrealized gain of marketable securities		(13)
Write off of demolished building		35	4,573
Impairment on other assets			57
Share-based compensation expenses	539	2,925	1,126
Unrealized exchange (gain) loss	516	1,670	(6,712)
Deferred income tax benefit	(2,011)
Changes in current assets and liabilities:
Increase in accounts receivable	(806)
Decrease (increase) in prepaid expenses and other receivables	(1,454)	(1,746)	(1,035)
Increase in rental deposits	(88)	(155)
Increase in accrued expenses and other payables	1,785	616	3
Decrease in lease liabilities	(406)
Increase in advance from customers	67,387	255
Increase in long term rental deposits	192
Total adjustments	67,509	4,521	(1,685)
Net cash provided by (used in) operating activities	54,318	(8,733)	2,259
Cash flows from investing activities:
Payment for real estate properties under development	(132,077)	(39,575)	(11,935)
Purchase of property, plant and equipment	(864)	(2,107)	(13,377)
Purchase of marketable securities		(7,580)
(Increase) decrease in deposits for real estate properties under development		37	(74)
Increase in deposits for purchase of property, plant and equipment		(82)
Proceeds from disposal of property, plant and equipment and other assets	181	9,791	67
Proceeds from disposal of demolished building		180	550
Proceeds from disposal of other noncurrent asset		46
Redemption of marketable securities	7,580
Increase in refundable bank deposit		(91)
Decrease (increase) in fixed deposits maturing over three months	39,322	(39,359)	89,703
Increase in long term investments			(2,319)
Net cash provided by (used in) investing activities	(85,858)	(78,740)	62,615
Cash flows from financing activities:
Cash dividends paid		(10,565)	(10,266)
Repayment of bank loans	(193)
Proceeds from bank loans	97,980
Debt issuance cost	(487)
Proceeds from shares issued on exercise of options	2,635	3,954	6,908
Net cash (used in) provided by financing activities	99,935	(6,611)	(3,358)
Net increase (decrease) in cash and cash equivalents	68,395	(94,084)	61,516
Cash and cash equivalents at beginning of year	62,919	165,173	94,558
Effect of exchange rate changes on cash and cash equivalents	(1,096)	(8,170)	9,099
Cash and cash equivalents at end of year	130,218	62,919	165,173
Supplemental schedule of cash flow information:
Cash paid for amounts included in the measurement of lease liabilities	(406)
Non-cash investing activities:
(Decrease) increase in construction in progress funded through accounts payable	1,279		(611)
Interest paid	(67)
Share-based compensation expenses	$ 539	$ 2,925	$ 1,126